Condensed group statement of comprehensive income - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit (loss)		$ 70	$ 1,953	$ 2,479	$ 10,375
Items that may be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation, before tax		(142)	11	(590)	464
Gains (Losses) On Cash Flow Hedges And Costs Of Hedging, Before Tax [Line Items]		(100)	(56)	(215)	490
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		10	(27)	2	(230)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss		40	71	36	(5)
Other comprehensive income that will be reclassified to profit or loss, net of tax		(192)	(1)	(767)	719
Items that will not be reclassified to profit or loss
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans		(240)	(855)	(306)	(942)
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		(17)	0	(30)	0
Other Comprehensive Income, Cash Flow Hedges To Be Transferred To Balance Sheet, Before Tax		0	0	(3)	0
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[1]	59	308	733	331
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(198)	(547)	394	(611)
Other comprehensive income		(390)	(548)	(373)	108
Comprehensive income		(320)	1,405	2,106	10,483
Attributable to
Comprehensive income, attributable to owners of parent		(520)	1,240	1,783	10,101
Comprehensive income, attributable to non-controlling interests		$ 200	$ 165	323	$ 382
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes				$ (658)

[1]	First half 2024 includes a $658-million credit in respect of the reduction in the deferred tax liability on defined benefit pension plan surpluses following the reduction in the rate of the authorized surplus payments tax charge in the UK from 35% to 25%.